Other reserves - Summary of Other Reserves Attributable to Royal Dutch Shell plc Shareholders (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	$ 19,766
Comprehensive income attributable to Shell plc shareholders	19,304		$ 14,379	$ 19,276
Repurchases of shares	(14,070)	[1]	(14,057)	(14,571)
Ending balance	21,234		19,766
Total
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	19,766		21,145	21,132
Comprehensive income attributable to Shell plc shareholders	1,467		(1,715)	(83)
Transfer from other comprehensive income	26		193	(112)
Repurchases of shares	33	[1]	34	40
Share-based compensation	(58)		109	168
Ending balance	21,234		19,766	21,145
Merger reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	37,298		37,298	37,298
Ending balance	37,298		37,298	37,298
Share premium reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	154		154	154
Ending balance	154		154	154
Capital redemption reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	270		236	196
Repurchases of shares	33		34	40
Ending balance	303		270	236
Share plan reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	1,417		1,308	1,140
Share-based compensation	(58)		109	168
Ending balance	1,359		1,417	1,308
Accumulated other comprehensive income
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(19,373)		(17,851)	(17,656)
Comprehensive income attributable to Shell plc shareholders	1,467		(1,715)	(83)
Transfer from other comprehensive income	26		193	(112)
Ending balance	$ (17,880)		$ (19,373)	$ (17,851)

[1]	Includes shares committed to repurchase under irrevocable contracts and repurchases subject to settlement at the end of the year. (See Note 27).